DWS California Tax-Free Income Fund Investment Objectives and Goals - Class ACIS [Member] - DWS California Tax-Free Income Fund	Nov. 21, 2025
Prospectus [Line Items]
Risk/Return [Heading]	DWS California Tax-Free Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks a high level of current income that is exempt from California state and federal income taxes.